SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Class A Shares – TICKER: SOAAX

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Class A Shares – TICKER: SOAVX

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

SPIRIT OF AMERICA INCOME FUND

Class A Shares – TICKER: SOAIX

SUPPLEMENT DATED MAY 23, 2013 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED APRIL 30, 2013

(CLASS A SHARES)

Effective as of May 20, 2013, the Supplement dated April 30, 2013 to the Prospectus dated April 30, 2013 is no longer in effect. Please disregard the Supplement dated April 30, 2013.

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